Operating segment information	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Operating segment information
23.	Operating segment information

For the year ended December 31, 2017, the Company was divided into two operating segments corresponding to its two primary business models. One segment related to pursuing equity investments in Licensed Producers in Canada, ("Investing Segment"). The second segment related to production and sale of cannabis through the Company's wholly-owned subsidiaries, OGBC and Peace Naturals, ("Operating Segment"). For the year ended December 31, 2018, the Company only had one reportable operating segment as the Company substantially divested from its Investing Segment.

Reporting by operating segment follows the same accounting policies as those used to prepare the consolidated financial statements. The operating segments are presented in accordance with the same criteria used for internal reporting prepared for the chief operating decision-makers responsible for allocating resources and assessing performance. Inter-segment transactions are recorded at the stated values as agreed to by the segments.

As at December 31, 2018 and 2017, substantially all of the Company's assets were located in Canada.

For the year ended December 31, 2017:

	Investing segment	Operating segment	Inter-segment elimination	Total
Consolidated statement of operations and comprehensive income (loss)
Gross revenue	$-	$4,082	$-	$4,082
Share of income from investments in equity accounted investees	165	-	-	165
Unrealized change in fair value of biological assets (Note 6)	-	(7,637)	-	(7,637)
Cost of sales before fair value adjustments (Note 6)	-	2,040	-	2,040
Realized fair value adjustments on inventory sold in the year (Note 6)	-	2,449	-	2,449
Gain on other investments	4,858	-	-	4,858
Intercompany revenue	624	-	(624)	-
Share-based payments	1,862	-	-	1,862
Interest expense	1	600	(475)	126
Depreciation and amortization	71	470	-	541

Net income (loss)	(368)	3,382	(523)	2,491

Consolidated statement of financial position
Total assets	$151,998	$70,198	$(121,167)	$101,029
Total liabilities	979	67,957	(54,275)	14,661
Shareholders' equity	$151,019	$2,241	$(66,892)	$86,368

Other information
Property, plant and equipment	$1,153	$53,175	$1,844	$56,172
Additions to property, plant and equipment	139	42,908	-	43,046